Subsequent Events - Summary of outstanding of the registered debt securities issued (Parenthetical) (Detail)	Mar. 31, 2022	Feb. 06, 2020
Disclosure Of Outstanding Of The Registered Debt Securities Issued [Line Items]
Borrowings, interest rate		6.375%
Registered Debt Securities Issued [Member] | Pemex Exploration And Production Pemex Industrial Transformation And Pemex Logistics [Member] | Petroleos Mexicanos [member] | Six Point Eight Seven Five Percent Notes Due Two Thousand And Twenty Five [Member]
Disclosure Of Outstanding Of The Registered Debt Securities Issued [Line Items]
Borrowings, interest rate	6.875%
Maturity	2025
Registered Debt Securities Issued [Member] | Pemex Exploration And Production Pemex Industrial Transformation And Pemex Logistics [Member] | Petroleos Mexicanos [member] | Six Point Seven Percent Notes Due Two Thousand And Twenty Seven [Member]
Disclosure Of Outstanding Of The Registered Debt Securities Issued [Line Items]
Borrowings, interest rate	6.70%
Maturity	2032